EMPLOYEE BENEFIT PLANS - Retirement Pension Premium Plan and Executive Pension Plan Premium - Plan assets (Details) - Plan assets - Retirement Pension Premium Plan and Executive Pension Plan Premium
$ in Millions
12 Months Ended
Dec. 31, 2022 COP ($)
EMPLOYEE BENEFIT PLANS
Fair value of assets as of January 1	$ 30,121
Employee contributions	6,614
Interest income on plan assets	2,329
Return on plan assets greater/(less) than discount rate	(4,245)
Benefits paid	(34,819)
Fair value assets at December 31